BASIS OF ACCOUNTING AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
May. 31, 2015
Accounting Policies [Abstract]
Fair Value of Assumptions of Options Estimated On Grant Date
The fair value of the options is estimated on the date of the grant using the Black-Scholes option pricing model with the following assumptions:

	Year Ended	Year Ended
	May 31, 2015	May 31, 2014
Dividends per year	0	0
Volatility percentage	570%	418% - 696%
Risk free interest rate	1.60%	4.00%
Expected life (years)	5	5-10
Weighted Average Fair Value	$6.74	$8.51